ACQUISITION OF IN MOTION TECHNOLOGY Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 02, 2012 USD ($)	Aug. 02, 2012 EUR (€)	Mar. 03, 2014 In Motion Technology [Member] USD ($)	Mar. 03, 2014 Backlog [Member] In Motion Technology [Member] USD ($)	Mar. 03, 2014 Customer relationships [Member] In Motion Technology [Member] USD ($)	Mar. 03, 2014 Existing technology [Member] In Motion Technology [Member] USD ($)	Mar. 03, 2014 In-process research and development [Member] In Motion Technology [Member] USD ($)
Business Acquisition [Line Items]
Weighted average useful life				0 years 7 months	13 years	7 years	5 years
Finite-lived intangible assets acquired	$ 26,160	€ 21,272	$ 13,529	$ 358	$ 8,739	$ 3,144	$ 1,288